Employee Future Benefits - Components Recognized in OCI and Regulatory Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Pension Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial gains	$ (23)	$ (10)
Amortization of actuarial losses	1	1
Foreign currency translation	(2)	0
Income tax expense	6	2
Total recognized in comprehensive income	(18)	(7)
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial gains	(155)	(220)
Past service cost/plan amendments	0	0
Amortization of actuarial (losses) gains	(6)	(35)
Amortization of past service credits	1	2
Foreign currency translation	4	(2)
Regulatory adjustments	(16)	(3)
Total recognized in regulatory liabilities	(172)	(258)
OPEB Plans
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Current year net actuarial gains	(6)	(4)
Amortization of actuarial losses	0	0
Foreign currency translation	0	0
Income tax expense	1	1
Total recognized in comprehensive income	(5)	(3)
Regulatory Assets, Pension and Other Postretirement Benefit Plans [Abstract]
Current year net actuarial gains	(118)	(95)
Past service cost/plan amendments	1	0
Amortization of actuarial (losses) gains	10	2
Amortization of past service credits	1	2
Foreign currency translation	(6)	0
Regulatory adjustments	(7)	(4)
Total recognized in regulatory liabilities	$ (119)	$ (95)